Summary of significant accounting policies - Transfer from (Details)	Mar. 31, 2022 USD ($)
FAMI
Variable Interest Entity [Line Items]
Other subsidiaries	$ 59,910
WFOE (VIE)
Variable Interest Entity [Line Items]
Consolidated VIE	3,280,144
Other subsidiaries	7,911,605
VIE and its subsidiaries
Variable Interest Entity [Line Items]
WFOE	4,567,844
Other subsidiaries	14,977,567
Other
Variable Interest Entity [Line Items]
Holding company	943,648
WFOE	3,524,104
Consolidated VIE	$ 5,601,154